Consolidated Statement of Profit or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	R$ 262,094	R$ 211,659	R$ 123,453
Cost of sales	(143,327)	(125,454)	(85,472)
Gross profit	118,767	86,205	37,981
Operating expenses
Sales and marketing expenses	(70,355)	(36,693)	(14,288)
General and administrative expenses	(115,544)	(81,522)	(33,082)
Research and development	(33,160)	(19,920)	(7,876)
Listing expenses	(215,570)
Other expenses	(35,032)	(9,205)	(739)
Operating loss	(350,894)	(61,135)	(18,004)
Financial income	54,962	6,528	2,610
Financial expenses	(42,542)	(21,508)	(4,652)
Net financial results	12,420	(14,980)	(2,042)
Loss before income tax	(338,474)	(76,115)	(20,046)
Income tax	8,644	7,741	612
Loss for the year	(329,830)	(68,374)	(19,434)
Net loss attributed to:
Controlling interest	(328,392)	(68,188)	(19,434)
Non-controlling interest	(1,438)	(186)
Net loss attributed to	R$ (329,830)	R$ (68,374)	R$ (19,434)
Loss per share:
Basic and diluted losses per share (R$)	R$ (4.71)	R$ (1.10)	R$ (0.31)